Regan Total Return Income Fund
SCHEDULE OF INVESTMENTS
12/31/2022 (Unaudited)

	Principal
	Amount	Value
ASSET BACKED SECURITIES ― 27.2%
Ace Securities Corp.
Series 2006-ASL1, Class A, 4.669% (1 Month USD LIBOR + 0.280%), 02-25-2036 (2)	$287,805	$40,177
Series 2006-HE4, Class A2B, 4.609% (1 Month LIBOR USD + 0.220%), 10-25-2036 (2)	2,287,270	883,189
Series 2006-ASAP5, Class A2D, 4.909% (1 Month LIBOR USD + 0.520%), 10-25-2036 (2)	1,996,693	690,719
Series 2006-ASAP6, Class A2D, 4.829% (1 Month LIBOR USD + 0.440%), 12-26-2036 (2)	2,746,529	973,528
Series 2007-D1, Class A4, 6.930%, 02-25-2038 (3)(4)	756,098	595,259
Aegis Asset Backed Securities Trust
Series 2004-2, Class M3, 6.789% (1 Month LIBOR USD + 2.400%), 06-26-2034 (2)	154,448	137,253
American Home Mortgage Investment Trust
Series 2007-A, Class 4A, 5.289% (1 Month USD LIBOR + 0.900%), 07-25-2046 (2)(3)	113,044	32,959
Angel Oak Mortgage Trust
Series 2020-5, Class A1, 1.373%, 05-25-2065 (1)(3)	20,309	18,069
Series 2021-3, Class A1, 1.068%, 05-25-2066 (1)(3)	358,728	295,086
Angel Oak Mortgage Trust 2021-5
Series 2021-5, 0.951%, 07-25-2066 (1)(3)	985,792	805,427
Argent Securities Inc.
Series 2006-W4, Class A2D, 4.929% (1 Month USD LIBOR + 0.540%), 05-25-2036 (2)	287,751	70,797
Series 2006-W5, Class A2B, 4.589% (1 Month LIBOR USD + 0.200%), 06-25-2036 (2)	315,914	86,800
Arroyo Mortgage Trust
Series 2022-2, Class A1, 4.950%, 07-25-2057 (3)(4)	391,634	381,244
Banc of America Funding Corporation
Series 2016-R2, Class 1A2, 8.601%, 05-02-2033 (1)(3)	1,539,893	1,504,044
BankAmerica Manufactured Housing Contract Trust
Series 1997-1, Class B1, 6.940%, 03-25-2023	600,000	172,000
Bayview Commercial Asset Trust
Series 2004-3, Class B1, 6.789% (1 Month LIBOR USD + 2.400%), 01-25-2035 (2)(3)	33,710	33,685
Bayview Commercial Asset Trust 2005-3
Series 2005-3, 6.834% (1 Month LIBOR USD + 2.445%), 11-25-2035 (2)(3)	294,347	262,081
Bayview Financial Mortgage Pass-Through Trust 2006-C
Series 2006-C, 4.824% (1 Month LIBOR USD + 0.435%), 11-28-2036 (2)	1,195,826	1,018,367
Bear Stearns Asset Backed Securities Trust
Series 2007-SD1, Class 22A1, 3.847%, 10-25-2036 (1)	909,419	539,511
BRAVO Residential Funding Trust
Series 2021-HE2, Class A1, 4.678% (SOFR30A + 0.750%), 11-25-2069 (2)(3)	82,840	81,999
Series 2021-HE1, Class A1, 4.678% (SOFR30A + 0.750%), 01-27-2070 (2)(3)	659,362	650,983
CDC Mortgage Capital Trust
Series 2002-HE1, Class A, 5.009% (1 Month LIBOR USD + 0.620%), 01-25-2033 (2)	8,990	8,814
Chase Funding Mortgage Loan Asset-Backed CTFS
Series 2003-5, Class 1M2, 5.641%, 09-25-2032 (1)	85,768	68,473
Series 2003-2, Class 2A2, 4.949% (1 Month LIBOR USD + 0.560%), 02-25-2033 (2)	858,209	813,877
CHEC LOAN TRUST
Series 2004-2, Class M3, 6.264% (1 Month USD LIBOR + 1.875%), 04-25-2034 (2)	457,071	455,775
Citigroup Mortgage Loan Trust 2015-5
Series 2015-5, 3.619%, 08-25-2034 (1)(3)	335,337	324,644
Citigroup Mortgage Loan Trust Inc
Series 2014-12, Class 2A5, 3.000%, 02-25-2037 (1)(3)	2,509,533	1,882,602
COLT 2021-1 Mortgage Loan Trust
Series 2021-1, 0.910%, 06-25-2066 (1)(3)	368,136	297,318
Conseco Finance Securitizations Corp.
Series 1999-6, Class A1, 7.360%, 06-01-2030 (1)(3)	8,794,764	3,314,267
Series 2000-4, Class A6, 8.310%, 05-01-2032 (1)	660,851	142,806
Series 2002-1, Class M2, 9.546%, 12-01-2032 (1)	1,951,594	1,770,919
Conseco Financial Corp
Series 1996-8, Class B1, 7.950%, 11-15-2026 (1)	1,625,337	1,529,227
Series 1996-6, Class B1, 8.000%, 09-15-2027 (1)	1,254,426	1,169,521
Series 1997-4, Class M1, 7.220%, 02-15-2029	147,874	148,227
Series 1997-5, Class B1, 6.970%, 05-15-2029 (1)	837,122	777,094
Series 1998-8, Class M1, 6.980%, 09-01-2029 (1)	3,318,497	2,971,234
Series 1999-4, Class A7, 7.410%, 01-01-2030	2,411,285	1,063,397
Series 1998-3, Class M1, 6.860%, 03-01-2030 (1)	2,636,435	2,388,503
Series 1999-5, Class A6, 7.500%, 03-01-2030 (1)	5,140,508	2,096,431
Countrywide Asset-Backed Certificates
Series 2007-6, Class 2A3, 4.609% (1 Month USD LIBOR + 0.220%), 07-25-2034 (2)	174,691	179,006
Series 2006-1, Class AF6, 5.526%, 05-25-2036 (1)	39,463	37,003
Series 2006-15, Class A6, 5.826%, 08-25-2046 (1)	154,285	153,789
Series 2006-9, Class 1AF6, 5.989%, 08-25-2046 (1)	181,933	168,680
Countrywide Home Equity Loan Trust
Series 2004-B, Class 2A, 4.538% (1 Month USD LIBOR + 0.220%), 02-15-2029 (2)	564,340	497,233
Credit Suisse Mortgage Trust
Series 2007-1, Class 1A6A, 5.863%, 02-25-2037 (1)	1,353,349	324,639
Series 2007-1, Class 5A14, 6.000%, 02-25-2037	939,245	562,343
Series 2015-1R, Class 6A1, 4.173% (1 Month USD LIBOR + 0.280%), 05-28-2037 (2)(3)(a)	222,545	214,267
Series 2021-NQM4, Class A1, 1.101%, 05-25-2066 (1)(3)	126,637	101,905
Credit-Based Asset Servicing and Securitization
Series 2001-CB4, Class 1A1, 5.289% (1 Month LIBOR USD + 0.900%), 11-25-2033 (2)	20,057	19,701
Series 2004-CB7, Class AF5, 5.085%, 10-25-2034 (4)(a)	32,273	28,158
Series 2006-CB8, Class A1, 4.669% (1 Month USD LIBOR + 0.280%), 10-25-2036 (2)	84,715	71,439
Series 2007-RP1, Class A, 4.354% (1 Month USD LIBOR + 0.310%), 04-25-2037 (2)(3)	124,947	103,266
CSMC 2021-NQM3
Series TR, 1.015%, 04-25-2066 (1)(3)	120,910	95,246
CSMC 2021-NQM7
Series 2021-NQM7, 2.064%, 10-25-2066 (1)(3)	240,802	193,294
CSMC Mortgage-Backed Trust 2007-1
Series 2007-1, 6.000%, 02-25-2037	522,236	315,611
Series 2007-1, 6.000%, 02-25-2037	1,758,136	1,052,773
CWABS Asset Backed Notes Trust 2007-Sea2
Series 2007-SEA2, 5.889% (1 Month LIBOR USD + 1.500%), 07-25-2037 (2)(3)	1,919,624	1,219,845
CWABS Inc Asset-Backed Certificates Trust 2004-6
Series 2004-6, 4.929% (1 Month LIBOR USD + 0.540%), 12-25-2034 (2)	831,395	779,429
Ellington Financial Mortgage Trust 2017-1
Series A-3, 1.106%, 02-25-2066 (1)(3)	505,197	400,419
EquiFirst Mortgage Loan Trust
Series 2004-1, Class 2A3, 5.189% (1 Month LIBOR USD + 0.800%), 01-25-2034 (2)	531,971	499,940
First Franklin Mtg Loan Asset Backed Certificates
Series 2006-FF11, Class 2A3, 4.689% (1 Month LIBOR USD + 0.300%), 08-25-2036 (2)	374,557	345,926
Series 2006-FF18, Class A2C, 4.549% (1 Month LIBOR USD + 0.160%), 12-26-2037 (2)	607,848	537,810
First Horizon Alternative Mortgage Securities
Series 2006-AA8, Class 2A1, 4.023%, 01-25-2037 (1)	240,224	137,891
Fremont Home Loan Trust
Series 2004-C, Class M2, 5.439% (1 Month USD LIBOR + 1.050%), 08-25-2034 (2)	199,714	188,039
Series 2006-B, Class 2A2, 4.589% (1 Month USD LIBOR + 0.200%), 08-25-2036 (2)	80,717	27,375
Series 2006-3, Class 1A1, 4.669% (1 Month USD LIBOR + 0.280%), 02-25-2037 (2)	63,958	49,114
GCAT
Series 2022-INV2, Class A5, 3.000%, 04-25-2052 (1)(3)	665,148	555,347
GCAT 2021-NQM7 Trust
Series 2021-NQM7, 1.915%, 08-25-2066 (1)(3)	1,748,298	1,533,323
GMAC Mortgage Corporation Loan Trust
Series 2007-HE3, Class 2A1, 7.000%, 09-25-2037 (1)	187,081	162,851
Greenpoint Manufactured Housing
Series 1999-5, Class M1B, 8.290%, 12-15-2029 (1)	25,072	24,903
Series 1999-5, Class M2, 9.230%, 12-15-2029 (1)	56,247	48,417
Series 2000-3, Class IA, 8.450%, 06-20-2031 (1)	2,340,189	1,223,939
GS Mortgage Securities Corp.
Series 2015-7R, Class A, 4.270% (1 Month USD LIBOR + 0.150%), 09-28-2037 (2)(3)	36,830	36,511
GSAMP Trust
Series 2006-S1, Class A1, 4.669% (1 Month USD LIBOR + 0.280%), 11-25-2035 (2)	782,059	84,848
Series 2006-S5, Class A1, 1.804% (1 Month LIBOR USD + 0.180%), 09-25-2036 (2)	18,574,068	234,743
Series 2006-S5, Class A2, 6.158%, 09-25-2036 (4)	6,188,681	85,790
GSRPM Mortgage Loan Trust
Series 2004-1, Class B1, 8.139% (1 Month LIBOR USD + 3.750%), 09-25-2042 (2)(3)	91,522	90,813
Home Equity Asset Trust
Series 2002-2, Class A3, 4.969% (1 Month USD LIBOR + 0.580%), 12-27-2032 (2)	94,405	87,249
Home Equity Mortgage
Series 2007-A, Class 2A4B, 4.839% (1 Month LIBOR USD + 0.450%), 04-25-2037 (2)	3,710,580	1,387,375
HSI Asset Securitization Corporation Trust
Series 2007-HE2, Class 2A1, 4.499% (1 Month USD LIBOR + 0.110%), 04-27-2037 (2)	185,070	95,877
Imperial Fund Mortgage Trust 2021-NQM2
Series A-3, 1.516%, 09-25-2056 (1)(3)	301,837	227,400
IndyMac Residential Asset Backed Trust
Series 2006-C, Class 2A, 4.649% (1 Month USD LIBOR + 0.260%), 08-25-2036 (2)	74,552	69,672
Series 2007-A, Class 2A2, 4.579% (1 Month USD LIBOR + 0.190%), 04-25-2037 (2)	33,625	20,343
Series 2007-A, Class 1A, 4.609% (1 Month LIBOR USD + 0.220%), 04-25-2037 (2)	311,089	239,402
JPMorgan Chase Bank NA - CACLN
Series B, 0.875%, 09-25-2028 (3)	72,606	65,491
Series B, 0.889%, 12-25-2028 (3)	215,513	199,134
Long Beach Mortgage Loan Trust
Series 2004-2, Class A1, 4.829% (1 Month LIBOR USD + 0.440%), 06-25-2034 (2)	387,263	360,530
Series 2006-A, Class A1, 4.569% (1 Month USD LIBOR + 0.180%), 05-25-2036 (2)	979,915	22,349
Mastr Asset Backed Securities Trust
Series 2006-AM2, Class A3, 4.729% (1 Month LIBOR USD + 0.340%), 06-25-2036 (2)	613,600	545,437
MASTR Asset Backed Securities Trust
Series 2006-FRE2, Class A5, 4.869% (1 Month USD LIBOR + 0.480%), 03-25-2036 (2)	264,623	185,079
Series A-3, Class A3, 4.609% (1 Month LIBOR USD + 0.220%), 08-25-2036 (2)	1,020,019	405,815
Series A-5, Class A5, 4.869% (1 Month LIBOR USD + 0.480%), 08-25-2036 (2)	465,590	185,235
Mastr Specialized Loan Trust
Series 2007-01, 4.759% (1 Month LIBOR USD + 0.370%), 01-25-2037 (2)(3)	655,087	257,520
Merrill Lynch Mortgage Investors Trust
Series 2006-RM3, Class A1B, 4.769% (1 Month USD LIBOR + 0.380%), 06-25-2037 (2)	5,939,596	185,529
METLIFE SECURITIZATION TRUST
Series 2020-INV1, Class A2A, 2.500%, 05-25-2050 (1)(3)	35,836	30,083
MFA 2020-NQM2 Trust
Series TR, 1.947%, 04-25-2065 (1)(3)	106,778	96,127
MFA 2021-INV1 Trust
Series TR, 1.057%, 01-25-2056 (1)(3)	330,511	289,509
MFA 2021-NQM1 Trust
Series TRUST, 1.153%, 04-25-2065 (1)(3)	614,288	530,441
Morgan Stanley ABS Capital I Inc Trust 2006-HE6
Series 2006-HE6, 4.509% (1 Month LIBOR USD + 0.120%), 09-25-2036 (2)	164,643	52,686
Morgan Stanley Capital Inc
Series 2003-NC8, Class B1, 9.789% (1 Month USD LIBOR + 5.400%), 09-25-2033 (2)	119,173	118,793
Series 2004-WMC3, Class M3, 5.259% (1 Month USD LIBOR + 0.870%), 01-25-2035 (2)	208,117	214,842
Series 2007-HE1, Class A2C, 4.539% (1 Month LIBOR USD + 0.150%), 11-25-2036 (2)	559,470	333,501
Morgan Stanley Mortgage Loan Trust
Series 2007-1XS, Class 1A1, 6.465%, 09-25-2046 (4)	639,311	242,036
Morgan Stanley Mortgage Loan Trust 2007-1XS
Series 2007-1XS, 6.584%, 09-25-2046 (4)	5,946,540	1,682,714
New Residential Mortgage Loan Trust
Series 2022-NQM1, Class A1, 2.277%, 04-25-2061 (1)(3)	526,999	453,584
New Residential Mortgage Loan Trust 2021-NQM3
Series 2021-NQM3, 1.516%, 11-25-2056 (1)(3)	378,605	306,621
Nomura Home Equity Loan Inc
Series 2006-AF1, Class A1, 6.032%, 10-25-2036 (4)	1,485,122	363,894
Nomura Resecuritization Trust
Series 2015-10R, Class 1A2, 5.386%, 12-25-2036 (1)(3)	1,233,874	979,326
Novastar Home Equity Loan
Series 2006-3, Class A2C, 4.709% (1 Month LIBOR USD + 0.320%), 10-25-2036 (2)	1,836,483	1,023,102
Series 2006-5, Class A2B, 4.629% (1 Month USD LIBOR + 0.240%), 11-25-2036 (2)	1,005,226	338,913
Oakwood Mortgage Investors Inc.
Series 1997-A, Class B1, 7.450%, 05-15-2027 (1)	94,100	91,728
Series 2002-C, Class M1, 6.890%, 11-15-2032 (1)	1,382,250	1,341,850
Option One Mortgage Loan Trust
Series 2006-3, Class 1A1, 4.529% (1 Month LIBOR USD + 0.140%), 02-25-2037 (2)	1,010,079	672,328
Series 2007-1, Class 1A1, 4.529% (1 Month LIBOR USD + 0.140%), 01-25-2037 (2)	597,780	396,453
Series 2007-FXD1, Class 3A4, 5.860%, 01-25-2037 (4)	1,853,715	1,751,919
OWNIT Mortgage Loan Asset-Backed Certificates
Series 2006-6, Class A2C, 4.709% (1 Month USD LIBOR + 0.320%), 09-25-2037 (2)	1,547,136	745,741
RAAC Series 2007-RP4 Trust
Series 2007-RP4, 4.739% (1 Month LIBOR USD + 0.350%), 06-25-2037 (2)(3)	697,297	619,675
RASC Series 2005-KS10 Trust
Series 2005-KS10, 5.049% (1 Month LIBOR USD + 0.660%), 11-25-2035 (2)	39,278	39,065
RBSSP Resecuritization Trust
Series 2010-9, Class 7A6, 6.000%, 05-27-2037 (1)(3)	1,029,139	508,516
Renaissance Home Equity Loan Trust
Series 2002-3, Class A, 5.149% (1 Month LIBOR USD + 0.760%), 12-25-2032 (2)	381,577	348,640
Series 2003-4, Class M2F, 6.244%, 03-25-2034 (4)	217,262	193,094
Series 2004-1, Class M4, 7.089% (1 Month USD LIBOR + 2.700%), 05-25-2034 (2)	239,243	171,374
Series 2004-2, Class M1, 6.414%, 07-25-2034 (4)	413,441	323,826
Residential Funding Mortgage Securities II
Series 2006-HI5, Class A4, 6.200%, 12-25-2036 (4)	8,137,043	1,874,115
ResMAE Mortgage Loan Trust
Series 2006-1, Class A2B, 4.689% (1 Month LIBOR USD + 0.300%), 02-25-2036 (2)(3)	2,981,767	1,012,995
Series 2006-1, Class A2C, 4.789% (1 Month LIBOR USD + 0.400%), 02-25-2036 (2)(3)	3,295,768	1,119,990
Securitized Asset Backed Receivables LLC
Series 2006-WM2, Class A2B, 4.509% (1 Month LIBOR USD + 0.120%), 09-25-2036 (2)	643,051	442,485
Securitized Asset Backed Receivables LLC Trust 2006-FR4
Series FLT, 4.549% (1 Month LIBOR USD + 0.160%), 08-25-2036 (2)	368,870	117,727
Security National Mortgage Loan Trust
Series 2006-3A, Class A3, 6.330%, 01-25-2037 (1)(3)	346,456	150,669
Specialty Underwriting & Residential Finance
Series 2006-BC3, Class A2C, 4.689% (1 Month LIBOR USD + 0.300%), 06-25-2037 (2)	86,195	50,499
Structured Asset Securities Corporation
Series 2003-37A, Class 2A, 3.835%, 12-25-2033 (1)	52,647	48,711
Series 2006-S3, Class A1, 4.649% (1 Month USD LIBOR + 0.260%), 09-25-2036 (2)	1,039,965	350,862
Series 2006-BC6, Class A1, 4.549% (1 Month LIBOR USD + 0.160%), 01-25-2037 (2)	370,802	351,431
Terwin Mortgage Trust 2006-5
Series 2006-5, 4.809% (1 Month LIBOR USD + 0.420%), 07-25-2037 (2)(3)	119,405	111,943
Towd Point Mortgage Trust 2017-2
Series 2017-2, 3.316%, 04-25-2057 (1)(3)	527,242	506,322
UCFC Manufactured Housing Contract
Series 1996-1, Class M, 7.900%, 01-15-2028	33,067	29,167
Verus Securitization Trust 2021-3
Series 2021-3, 1.283%, 06-25-2066 (1)(3)	691,288	553,579
WAMU Asset-Backed Certificates
Series 2007-HE4, Class 2A2, 4.519% (1 Month USD LIBOR + 0.130%), 07-25-2047 (2)	324,311	195,920
Washington Mutual Asset-Backed Certificates
Series 2007-HE1, Class 2A1, 4.449% (1 Month USD LIBOR + 0.060%), 11-25-2036 (2)	1,546,404	554,473

TOTAL ASSET BACKED SECURITIES
(Cost $83,938,270)		69,152,638

MORTGAGE BACKED SECURITIES ― 51.1%
Adjustable Rate Mortgage Trust
Series 2004-4, Class 3A1, 3.711%, 03-25-2035 (1)(a)	38,286	35,893
Series 2005-10, Class 1A1, 3.845%, 01-25-2036 (1)	140,252	120,904
Series 2006-1, Class 1A1, 3.742%, 03-25-2036 (1)	94,685	78,299
Adjustable Rate Mortgage Trust 2005-5
Series 2005-5, 3.361%, 09-25-2035 (1)(a)	51,100	40,266
Agate Bay Mortgage Trust
Series 2015-4, Class A5, 3.000%, 06-25-2045 (1)(3)(a)	376,041	350,658
Series 2015-6, Class A3, 3.500%, 09-25-2045 (1)(3)	409,144	364,191
Alternative Loan Trust 2005-2
Series 2005-2, 3.306%, 03-25-2035 (1)	91,174	77,562
Alternative Loan Trust 2005-24
Series 2005-24, 4.953% (1 Month LIBOR USD + 0.600%), 07-20-2035 (2)(a)	503,088	294,306
Alternative Loan Trust 2005-38
Series 2005-38, 5.089% (1 Month LIBOR USD + 0.700%), 09-25-2035 (2)(a)	219,627	177,898
Alternative Loan Trust 2005-76
Series 2005-76, 3.048% (12 Month US Treasury Average + 1.000%), 02-25-2036 (2)(a)	24,441	18,429
Alternative Loan Trust 2006-30T1
Series 2006-30T1, 6.250%, 11-25-2036	902,303	668,613
Alternative Loan Trust 2006-40T1
Series 2006-40T1, 6.000%, 12-25-2036	2,163,049	640,962
Alternative Loan Trust 2006-J1
Series 2006-J1, 7.000%, 02-25-2036	1,040,393	137,110
Alternative Loan Trust 2006-J2
Series 2006-J2, 1.111% (1 Month LIBOR USD + 5.500%), 04-25-2036 (2)	2,263,632	248,696
Alternative Loan Trust 2007-16CB
Series 2007-16CB, 18.011% (1 Month LIBOR USD + 54.583%), 08-25-2037 (2)	735,041	1,049,194
Alternative Loan Trust 2007-17CB
Series 2007-17CB, 9.712% (1 Month LIBOR USD + 29.900%), 08-25-2037 (2)	733,721	706,508
Alternative Loan Trust 2007-2CB
Series 2007-2CB, 4.989% (1 Month LIBOR USD + 0.600%), 03-25-2037 (2)	315,509	147,065
Alternative Loan Trust Resecuritization 2005-12R
Series 2005-12R, 6.000%, 11-25-2034	720,037	632,573
American Home Mortgage Assets
Series 2007-3, Class 11A1, 4.809% (1 Month USD LIBOR + 0.420%), 06-25-2037 (2)	177,653	161,451
American Home Mortgage Investment Trust
Series 2004-3, Class MH1, 3.489% (1 Month LIBOR USD + 0.900%), 10-25-2034 (2)	80,048	67,361
Series 2007-2, Class 11A1, 4.849% (1 Month USD LIBOR + 0.460%), 03-25-2047 (2)	382,624	149,860
Series 2007-2, Class 12A1, 4.929% (1 Month LIBOR USD + 0.540%), 03-25-2047 (2)	1,066,072	417,592
American Home Mortgage Investment Trust 2007-1
Series 2007-1, 2.078%, 05-25-2047	5,917,385	699,182
Angel Oak Mortgage Trust
Series 2020-2, Class A1A, 2.531%, 01-25-2065 (1)(3)	98,606	89,247
Angel Oak Mortgage Trust 2019-5
Series 2019-5, 2.716%, 10-25-2049 (1)(3)	774,524	731,799
Angel Oak Mortgage Trust 2020-4
Series 2020-4, 1.469%, 05-25-2065 (1)(3)	274,329	245,083
ASG Resecuritization Trust
Series 2011-2, Class M52, 5.750%, 02-28-2036 (3)	854,450	773,318
BANC AMERICA FDG 2005-8
Series 2005-8, 5.500%, 01-25-2036	260,232	207,957
Banc of America Alternative Loan Trust
Series 2005-11, Class 1CB5, 5.500%, 12-25-2035	174,458	153,403
Series 2006-5, Class CB7, 6.000%, 06-25-2046	254,751	220,524
Series 2007-2, Class 1A1, 5.500%, 06-25-2037	750,247	624,363
Banc of America Funding 2007-8 Trust
Series 2007-8, 6.000%, 08-25-2037 (a)	88,048	62,954
Banc of America Funding Corporation
Series 2004-2, Class 1CB1, 5.750%, 09-20-2034	344,256	335,905
Series 2005-B, Class 2A1, 2.974%, 04-20-2035 (1)	56,350	47,971
Series 2005-D, Class A1, 3.418%, 05-25-2035 (1)	48,562	45,549
Series 2005-6, Class 1A8, 6.000%, 10-25-2035	368,503	285,867
Series 2006-G, Class 3A3, 7.303% (12 Month LIBOR USD + 1.750%), 07-20-2036 (2)	24,160	23,426
Series 2006-4, Class A11, 6.000%, 07-25-2036	234,554	185,042
Series 2007-4, Class 3A1, 4.759% (1 Month USD LIBOR + 0.370%), 06-25-2037 (2)	179,607	140,465
Banc of America Mortgage Securities
Series 2003-H, Class 2A2, 4.045%, 09-25-2033 (1)	884,620	809,583
Series 2004-D, Class 2A2, 3.047%, 05-25-2034 (1)	66,635	62,013
Series 2005-E, Class 3A1, 3.648%, 06-25-2035 (1)	230,514	197,963
Series 2005-F, Class 2A2, 3.942%, 07-25-2035 (1)	253,789	228,330
Series 2005-J, Class 2A1, 3.854%, 11-25-2035 (1)	53,365	46,512
Series 2007-2, Class A7, 5.500%, 05-25-2037	80,076	59,592
Series 2007-3, Class 1A1, 6.000%, 09-25-2037	476,016	408,278
Series 2006-2, Class A3, 4.989% (1 Month LIBOR USD + 0.600%), 07-25-2046 (2)	878,403	690,259
Series 2006-2, Class A2, 6.000% (1 Month LIBOR USD + 6.000%), 07-25-2046 (2)	285,050	245,032
Bayview Commercial Asset Trust
Series 2006-1A, Class B1, 5.964% (1 Month USD LIBOR + 1.575%), 04-25-2036 (2)(3)	195,900	175,286
BCAP LLC Trust
Series 2008-IND2, Class A2, 3.135%, 04-25-2038 (1)	981,976	745,240
Bear Stearns Ajustable Rate Mortgage Trust
Series 2003-6, Class 1B1, 3.716%, 08-25-2033 (1)	292,988	224,979
Bear Stearns Alt-A Trust
Series 2004-5, Class M, 3.765%, 06-25-2034 (1)	537,796	444,364
Series 2005-7, Class 23A1, 3.546%, 09-25-2035 (1)	253,644	108,494
Series 2005-9, Class 26A1, 3.578%, 11-25-2035 (1)	504,793	335,890
Series 2006-5, Class 2A2, 3.697%, 08-25-2036 (1)	1,305,592	686,769
Bear Stearns ARM Trust 2003-4
Series 2003-4, 3.569%, 07-25-2033 (1)	66,363	58,731
Bear Stearns ARM Trust 2006-4
Series 2006-4, 3.625%, 10-25-2036 (1)	170,220	127,239
Bear Stearns Asset Backed Securities Trust
Series 2007-AC4, Class A2, 11.940% (1 Month USD LIBOR + 27.300%), 05-25-2037 (2)	657,656	604,604
Charlie Mac
Series 2004-1, Class A8, 4.939% (1 Month USD LIBOR + 0.550%), 08-25-2034 (2)	32,389	29,187
Chase Mortgage Finance Corporation
Series 2005-A1, Class 3A1, 3.941%, 12-25-2035 (1)	120,186	101,008
Series 2007-S1, Class A1, 4.989% (1 Month USD LIBOR + 0.600%), 02-25-2037 (2)	6,509,695	2,050,724
Series 2007-A1, Class 11M1, 3.393%, 03-25-2037 (1)	117,991	107,105
Series 2007-A3, Class 1A7, 4.180%, 12-25-2037 (1)	145,057	117,802
Chase Mortgage Finance Trust Series 2004-S2
Series 5.50000, 5.500%, 02-25-2034	246,919	230,082
ChaseFlex Trust
Series 2007-3, Class 1A2, 4.849% (1 Month USD LIBOR + 0.460%), 07-25-2037 (2)	892,239	269,217
Series 2007-M1, Class 1A1, 4.689% (1 Month USD LIBOR + 0.300%), 08-25-2037 (2)	347,595	303,688
ChaseFlex Trust Series 2007-1
Series 2007-1, 6.500%, 02-25-2037	1,748,867	636,088
Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2003-4
Series 2003-4, 5.069% (1 Month LIBOR USD + 0.680%), 10-25-2034 (2)(3)	176,646	163,642
CHEVY CHASE MORTGAGE FUNDING CORP.
Series 2005-1A, Class A2, 4.589% (1 Month USD LIBOR + 0.200%), 01-25-2036 (2)(3)	26,452	23,203
Series 2005-2A, Class A2, 4.619% (1 Month USD LIBOR + 0.230%), 05-25-2036 (2)(3)	150,617	127,376
Series 2006-4A, Class A2, 4.569% (1 Month USD LIBOR + 0.180%), 11-25-2047 (2)(3)	69,964	52,681
CHL Mortgage Pass-Through Trust 2004-25
Series 2004-25, 5.069% (1 Month LIBOR USD + 0.680%), 02-25-2035 (2)	578,352	478,690
CHL Mortgage Pass-Through Trust 2005-16
Series 2005-16, 5.500%, 09-25-2035	1,949,777	1,250,678
CHL Mortgage Pass-Through Trust 2005-17
Series 2005-17, 5.500%, 09-25-2035	716,219	609,924
CHL Mortgage Pass-Through Trust 2005-HY10
Series 2005-HYB10, 3.914%, 02-20-2036 (1)	1,259,289	965,231
CIM Trust
Series 2020-INV1, Class A2, 2.500%, 04-25-2050 (1)(3)	111,331	92,178
CIM Trust 2019-INV1
Series 2019-INV1, 5.016% (1 Month LIBOR USD + 1.000%), 02-25-2049 (2)(3)	259,789	250,112
Citicorp Mortgage Securities Trust Series 2006-4
Series 6.00000, 6.000%, 08-25-2036	1,123,859	987,312
Citicorp Mortgage Securities, Inc.
Series 2007-5, Class 1A9, 6.000%, 06-25-2037	65,937	55,154
Citigroup Mortgage Loan Trust 2007-9
Series 2007-9, 6.500%, 06-25-2037 (3)	671,640	548,622
Citigroup Mortgage Loan Trust Inc
Series 2004-2, Class 1A1, 6.500%, 09-25-2033 (3)	325,045	303,886
Series 2005-9, Class 21A2, 5.500%, 10-25-2035	187,836	177,852
Series 2006-AR1, Class 2A1, 6.380% (1 Month USD LIBOR + 2.400%), 03-25-2036 (2)	60,809	55,006
Series 2007-OPX1, Class A2, 4.589% (1 Month USD LIBOR + 0.200%), 01-25-2037 (2)	1,282,263	595,281
Series 2007-AR1, Class A4, 4.809% (1 Month USD LIBOR + 0.420%), 01-25-2037 (2)	5,929,947	1,075,885
Series 2007-10, Class 22AA, 3.871%, 09-25-2037 (1)	32,435	27,747
Series 2021-INV2, Class A3A, 2.500%, 05-25-2051 (1)(3)	346,673	278,774
Citimortgage Alternative Loan Trust
Series 2006-A7, Class 1A12, 6.000%, 12-25-2036 (a)	383,653	308,841
CitiMortgage Alternative Loan Trust Series 2006-A1
Series 5.50000, 5.500%, 04-25-2036	239,163	210,910
CitiMortgage Alternative Loan Trust Series 2007-A6
Series 6.00000, 6.000%, 06-25-2037	848,413	722,291
COLT 2020-2 Mortgage Loan Trust
Series 2020-2, 3.094%, 03-25-2065 (1)(3)	421,806	393,453
Countrywide Alternative Loan Trust
Series 2005-J1, Class 2A1, 5.500%, 02-25-2025	12,737	12,278
Series 2003-J2, Class M, 6.000%, 10-25-2033	182,786	165,266
Series 2004-28CB, Class 2A5, 4.789% (1 Month USD LIBOR + 0.400%), 01-25-2035 (2)	189,308	177,705
Series 2004-28CB, Class 2A4, 5.750%, 01-25-2035	216,843	197,512
Series 2005-19CB, Class A2, 7.285% (1 Month USD LIBOR + 16.940%), 06-25-2035 (2)	70,879	57,846
Series 2005-17, Class 2A1, 4.869% (1 Month LIBOR USD + 0.480%), 07-25-2035 (2)	791,892	624,442
Series 2005-J8, Class 1A5, 5.500%, 07-25-2035	142,295	108,102
Series 2005-27, Class 1A6, 5.619% (1 Month LIBOR USD + 1.230%), 08-25-2035 (2)	508,399	434,717
Series 2005-42CB, Class A1, 5.069% (1 Month LIBOR USD + 0.680%), 10-25-2035 (2)	3,429,758	2,177,963
Series 2005-J10, Class 1A9, 5.089% (1 Month LIBOR USD + 0.700%), 10-25-2035 (2)	502,385	342,225
Series 2005-51, Class 3A2A, 3.338% (12 Month US Treasury Average + 1.290%), 11-20-2035 (2)	861,873	701,833
Series 2005-49CB, Class A7, 5.500%, 11-25-2035	696,065	475,387
Series 2005-57CB, Class 3A3, 5.500%, 12-25-2035	193,073	102,666
Series 2006-17T1, Class A1, 6.250%, 06-25-2036	863,634	358,925
Series 2006-24CB, Class A13, 4.739% (1 Month USD LIBOR + 0.350%), 08-25-2036 (2)	498,880	222,054
Series 2006-24CB, Class A9, 6.000%, 08-25-2036	597,169	346,075
Series 2006-24CB, Class A22, 6.000%, 08-25-2036	455,919	264,217
Series 2006-26CB, Class A20, 4.739% (1 Month LIBOR USD + 0.350%), 09-25-2036 (2)	1,577,239	660,741
Series 2006-32CB, Class A3, 6.000%, 11-25-2036	373,058	221,917
Series 2006-39CB, Class 2A1, 4.839% (1 Month LIBOR USD + 0.450%), 01-25-2037 (2)	4,007,490	490,521
Series 2006-41CB, Class 1A7, 6.000%, 01-25-2037	317,269	182,373
Series 2007-J1, Class 2A6, 4.989% (1 Month USD LIBOR + 0.600%), 03-25-2037 (2)	1,766,190	507,090
Series 2007-OA2, Class 1A1, 2.888% (1 Month USD LIBOR + 0.840%), 03-25-2047 (2)	345,282	285,349
Series 2007-3T1, Class 1A2, 4.889% (1 Month USD LIBOR + 0.500%), 04-25-2037 (2)	1,740,263	605,854
Series 2007-9T1, Class 1A5, 1.111% (1 Month USD LIBOR + 5.500%), 05-25-2037 (2)	1,225,168	111,830
Series 2007-11T1, Class A35, 4.719% (1 Month LIBOR USD + 0.330%), 05-25-2037 (2)	3,298,059	1,219,577
Series 2007-9T1, Class 1A4, 4.889% (1 Month USD LIBOR + 0.500%), 05-25-2037 (2)	1,225,168	437,138
Series 2007-16CB, Class 1A2, 4.789% (1 Month USD LIBOR + 0.400%), 08-25-2037 (2)	332,962	221,291
Series 2007-22, Class 2A16, 6.500%, 09-25-2037	1,086,881	455,359
Series 2007-24, Class A7, 1.611% (1 Month USD LIBOR + 6.000%), 10-25-2037 (2)	226,225	31,196
Series 2007-24, Class A6, 5.389% (1 Month USD LIBOR + 1.000%), 10-25-2037 (2)	226,225	56,933
Series 2007-25, Class 1A2, 6.500%, 11-25-2037	1,270,456	634,383
Series 2006-34, Class A5, 6.250%, 11-25-2046	807,389	395,996
Series 2006-46, Class A2, 4.909% (1 Month LIBOR USD + 0.520%), 02-25-2047 (2)	453,869	177,776
Series 2007-OH1, Class A1D, 4.599% (1 Month LIBOR USD + 0.210%), 04-25-2047 (2)	81,687	64,586
Countrywide Home Loans
Series 2003-48, Class 2A3, 4.202%, 10-25-2033 (1)	404,316	212,248
Series 2004-J3, Class A7, 5.500%, 05-25-2034	186,637	176,347
Series 2005-2, Class 2A1, 5.029% (1 Month LIBOR USD + 0.640%), 03-25-2035 (2)	127,062	112,477
Series 2005-19, Class 2A1, 4.739% (1 Month USD LIBOR + 0.350%), 08-25-2035 (2)	340,052	76,576
Series 2005-15, Class A5, 5.500%, 08-25-2035	481,213	280,743
Series 2005-21, Class A2, 5.500%, 10-25-2035	196,843	120,307
Series 2005-25, Class A17, 5.500%, 11-25-2035	402,165	208,706
Series 2005-31, Class 2A1, 2.842%, 01-25-2036 (1)	221,665	187,715
Series 2006-10, Class 1A11, 5.850%, 05-25-2036	174,562	82,543
Series 2007-1, Class A2, 6.000%, 03-25-2037	1,437,833	722,209
Series 2007-HY1, Class 1A1, 2.871%, 04-25-2037 (1)	501,528	441,797
Series 2007-3, Class A16, 6.000%, 04-25-2037	525,414	282,195
Series 2007-10, Class A6, 6.000%, 07-25-2037	400,105	85,838
Series 2007-17, Class 1A1, 6.000%, 10-25-2037	314,527	237,437
Credit Suisse First Boston Mortgage Securities
Series 2001-28, Class 1A1, 5.039% (1 Month LIBOR USD + 0.650%), 11-25-2031 (2)	111,655	73,194
Series 2002-9, Class 1A1, 7.000%, 03-25-2032	924,457	848,638
Series 2002-18, Class 2A1, 7.500%, 06-25-2032	101,302	92,043
Series 2004-6, Class 4A12, 4.789% (1 Month USD LIBOR + 0.400%), 10-25-2034 (2)	135,685	128,516
Series 2005-7, Class 2A2, 4.689% (1 Month USD LIBOR + 0.300%), 08-25-2035 (2)	1,070,914	445,694
Series 2005-9, Class 1A3, 5.250%, 10-25-2035	177,424	156,588
Series 2005-10, Class 6A7, 5.500%, 11-25-2035	253,869	117,129
Series 2005-11, Class 3A5, 5.500%, 12-25-2035	196,868	97,553
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-11, 6.000%, 12-25-2035 (a)	125,390	92,162
Credit Suisse Mortgage Trust
Series 2013-6, Class 1A1, 2.500%, 07-25-2028 (1)(3)	49,225	45,088
Series 2006-2, Class 6A8, 5.750%, 03-25-2036	214,487	114,447
Series 2006-6, Class 1A8, 6.000%, 07-25-2036	1,270,068	675,615
Series 2006-6, Class 1A12, 6.000%, 07-25-2036	1,897,818	1,007,025
Series 2006-6, Class 2A4, 6.500%, 07-25-2036	4,500,307	1,305,710
Series 2007-4R, Class 1A1, 8.810%, 10-26-2036 (1)(3)	76,128	64,874
Series 2007-4, Class 2A2, 6.000%, 06-25-2037	105,713	61,541
Series 2007-5, Class 3A19, 6.000%, 08-25-2037	237,670	181,754
CSAB Mortgage Backed Trust
Series 2006-1, Class A3, 4.869% (1 Month USD LIBOR + 0.480%), 06-25-2036 (2)	5,064,331	891,559
Series 2007-1, Class 4A1, 4.739% (1 Month LIBOR USD + 0.350%), 05-25-2037 (2)	8,180,443	965,580
CSAB Mortgage-Backed Trust 2007-1
Series 2007-1, 5.898%, 05-25-2037 (1)	2,182,793	560,416
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-4
Series 2005-4, 5.500%, 06-25-2035	566,304	410,539
CSMC Mortgage-Backed Trust 2006-3
Series 2006-3, 6.664%, 04-25-2036 (4)	2,008,353	140,396
Series 2006-3, 6.810%, 04-25-2036 (4)	9,650,000	682,258
CSMC Mortgage-Backed Trust 2007-3
Series 2007-3, 5.587%, 04-25-2037 (1)	2,977,944	744,161
CSMC Mortgage-Backed Trust Series 2006-2
Series 2006-2, 6.000%, 03-25-2036 (a)	72,895	28,137
Deephaven Residential Mortgage Trust 2021-2
Series TR, 0.899%, 04-25-2066 (1)(3)	392,281	330,065
Series TR, 1.209%, 04-25-2066 (1)(3)	343,443	283,384
Deutsche Alt-A Securities INC Mortgage Loan Trust
Series 2003-1, Class A1, 5.500%, 09-25-2033	435,544	426,066
Series 2005-4, Class A5, 5.500%, 09-25-2035 (1)	75,250	64,774
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-AR2
Series A-4, 4.659% (1 Month LIBOR USD + 0.270%), 03-25-2037 (2)(a)	33,577	35,088
Deutsche Alt-B Securities Inc Mortgage Loan Trust Series 2006-AB2
Series A-3, 6.270%, 06-25-2036 (1)	1,200,348	987,514
Deutsche Mortgage Securities, Inc.
Series 2004-1, Class 3A5, 6.160%, 09-25-2033 (4)	37,578	35,211
Series 2004-5, Class A4B, 6.125%, 07-25-2034 (4)	41,909	39,624
Series 2006-PR1, Class 5AF1, 4.868% (1 Month USD LIBOR + 0.550%), 04-15-2036 (2)(3)	504,219	399,777
First Horizon Alternative Mortgage Securities
Series 2005-AA10, Class 2A1, 4.186%, 12-25-2035 (1)	188,182	151,061
First Horizon Alternative Mortgage Securities Trust 2005-FA6
Series A-7, 5.500%, 09-25-2035	834,064	467,275
First Horizon Alternative Mortgage Securities Trust 2006-FA2
Series 2006-FA2, 6.000%, 05-25-2036	356,078	160,774
FirstKey Mortgage Trust
Series 2015-1, Class A3, 3.500%, 03-25-2045 (1)(3)	54,662	48,746
Flagstar Mortgage Trust
Series 2018-6RR, Class 2A4, 4.000%, 10-25-2048 (1)(3)	143,554	138,901
FWD Securitization Trust 2020-INV1
Series 2020-INV1, 2.440%, 01-25-2050 (1)(3)	280,520	246,096
GMAC Mortgage Corporation Loan Trust
Series 2005-AR4, Class 2A2, 4.112%, 07-19-2035 (1)	125,713	98,495
GMRF Mortgage Acquisition Co. LLC
Series 2018-1, Class B2, 3.950%, 11-25-2057 (1)(3)	109,672	94,423
GSAA Home Equity Trust
Series 2004-NC1, Class AF5, 6.190%, 11-25-2033 (4)	490,605	443,401
Series 2005-14, Class A1, 5.089% (1 Month LIBOR USD + 0.700%), 12-25-2035 (2)	770,008	337,167
Series 2006-11, Class 2A1, 4.569% (1 Month LIBOR USD + 0.180%), 07-25-2036 (2)	483,419	108,620
GSAA Home Equity Trust 2006-10
Series 2006-10, 5.985%, 06-25-2036 (1)	991,530	260,072
GSAA Home Equity Trust 2007-5
Series 2007-5, 6.032%, 05-25-2037 (4)	3,646,999	1,575,894
GSMPS Mortgage Loan Trust
Series 2005-RP1, Class 1AF, 4.739% (1 Month LIBOR USD + 0.350%), 01-25-2035 (2)(3)(a)	35,456	29,376
Series 2005-RP3, Class 1AF, 4.739% (1 Month USD LIBOR + 0.350%), 09-25-2035 (2)(3)	507,296	434,437
Series 2006-RP1, Class 1AF2, 4.739% (1 Month LIBOR USD + 0.350%), 01-25-2036 (2)(3)	665,321	547,130
GSR Mortgage Loan Trust
Series 2004-2F, Class 1A4, 5.500%, 01-25-2034	29,823	28,683
Series 2005-1F, Class 4A1, 4.689% (1 Month USD LIBOR + 0.300%), 01-25-2035 (2)	372,309	339,321
Series 2005-AR6, Class B1, 3.887%, 09-25-2035 (1)	94,753	81,715
Series 2005-AR5, Class 2A3, 3.557%, 10-25-2035 (1)	24,291	13,998
Series 2006-AR1, Class 3A1, 3.520%, 01-25-2036 (1)	132,919	126,558
Series 2006-3F, Class 2A3, 5.750%, 03-25-2036	452,535	409,520
Series 2006-AR2, Class 3A1, 3.004%, 04-25-2036 (1)	542,181	365,676
Series 2006-7F, Class 4A2, 6.500%, 08-25-2036	1,736,548	633,605
Series 2006-10F, Class 4A1, 4.739% (1 Month LIBOR USD + 0.350%), 01-25-2037 (2)	1,696,775	239,721
Series 2007-AR2, Class 1A1, 2.994%, 05-25-2037 (1)	882,905	497,847
Series 2007-OA1, Class 2A3A, 4.699% (1 Month USD LIBOR + 0.310%), 05-25-2037 (2)	468,129	335,992
Series 2006-OA1, Class 2A2, 4.909% (1 Month LIBOR USD + 0.520%), 08-25-2046 (2)	3,306,688	901,385
GSR Mortgage Loan Trust 2005-6F
Series 2005-6F, 4.689% (1 Month LIBOR USD + 0.300%), 07-25-2035 (2)	641,154	493,641
HarborView Mortgage Loan Trust
Series 2004-8, Class 2A4A, 5.139% (1 Month USD LIBOR + 0.800%), 11-19-2034 (2)	294,538	268,998
Series 2004-8, Class 2A3, 5.159% (1 Month LIBOR USD + 0.820%), 11-19-2034 (2)	280,752	236,533
Series 2005-14, Class 4A1A, 3.756%, 12-19-2035 (1)	718,517	386,040
Series 2005-14, Class 3A1A, 3.928%, 12-19-2035 (1)	55,066	51,392
Series 2005-16, Class 1A1A, 4.839% (1 Month USD LIBOR + 0.500%), 01-19-2036 (2)	6,280,070	1,836,404
Series 2005-16, Class 3A1A, 4.839% (1 Month LIBOR USD + 0.500%), 01-19-2036 (2)	2,196,824	1,326,829
Series 2006-8, Class 1A1, 4.554% (1 Month LIBOR USD + 0.400%), 07-21-2036 (2)	793,099	405,742
Series 2006-5, Class 2A1A, 4.699% (1 Month USD LIBOR + 0.360%), 07-19-2046 (2)	1,579,752	800,485
Series 2007-4, Class 2A1, 4.559% (1 Month LIBOR USD + 0.440%), 07-19-2047 (2)	367,618	332,389
HSI Asset Loan Obligation
Series 2007-WF1, Class A1, 4.509% (1 Month USD LIBOR + 0.120%), 12-25-2036 (2)	815,397	270,623
Impac CMB Trust
Series 2004-6, Class 2A, 6.060%, 10-25-2034 (4)	190,529	200,761
Series 2004-11, Class 2A1, 5.049% (1 Month USD LIBOR + 0.660%), 03-25-2035 (2)	34,317	31,880
Series 2005-5, Class A1, 5.029% (1 Month LIBOR USD + 0.320%), 08-25-2035 (2)	524,922	474,605
Impac Secured Assets Corp.
Series 2005-2, Class A2D, 5.249% (1 Month USD LIBOR + 0.860%), 03-25-2036 (2)	54,148	41,993
Series 2007-3, Class A1A, 4.609% (1 Month USD LIBOR + 0.220%), 09-25-2037 (2)	177,724	152,557
IndyMac IMJA Mortgage Loan Trust
Series 2007-A1, Class A3, 6.000%, 08-25-2037	2,734,808	1,163,311
IndyMac IMSC Mortgage Loan Trust
Series 2007-F3, Class 2A1, 6.500%, 09-25-2037	27,447	17,043
IndyMac INDA Mortgage Loan Trust
Series 2007-AR1, Class 1A1, 3.014%, 03-25-2037 (1)	198,109	162,135
IndyMac INDA Mortgage Loan Trust 2006-AR2
Series 2006-AR2, 3.535%, 09-25-2036 (1)	273,528	156,458
IndyMac INDX Mortgage Loan Trust
Series 2005-AR5, Class 4A1, 2.808%, 05-25-2035 (1)	348,505	249,016
Series 2005-AR5, Class 1A1, 2.892%, 05-25-2035 (1)	818,591	643,521
Series 2006-AR19, Class 4A1, 3.322%, 08-25-2036 (1)	1,259,883	1,071,147
Series 2007-AR21IP, Class 1A2, 3.455%, 11-25-2036 (1)	219,331	189,978
Series 2006-AR37, Class 1A1, 3.444%, 02-25-2037 (1)	80,971	66,158
Series 2007-AR9, Class 2A1, 3.251%, 06-25-2037 (1)	21,940	12,921
J.P. Morgan Alternative Loan Trust
Series 2006-S1, Class 3A5, 5.730%, 03-25-2036 (1)	42,868	41,243
Series 2006-A2, Class 3A1, 3.133%, 05-25-2036 (1)	120,943	68,438
Series 2006-S3, Class A5, 6.920%, 08-25-2036 (4)	1,113,215	838,560
Series 2006-A6, Class 2A6, 3.382%, 11-25-2036 (1)	961,561	744,793
Series 2007-A2, Class 2A1, 3.854%, 05-25-2037 (1)	182,656	151,336
JP Morgan Alternative Loan Trust
Series 2006-A4, 3.496%, 09-25-2036 (1)	11,343	11,911
JP Morgan Mortgage Trust
Series 2004-A1, Class 5A1, 3.093%, 02-25-2034 (1)	71,931	70,019
Series 2004-A3, Class 1A1, 3.319%, 07-25-2034 (1)	29,509	26,279
Series 2005-A1, Class 3A4, 3.535%, 02-25-2035 (1)	37,796	35,256
Series 2005-A2, Class 2A1, 3.252%, 04-25-2035 (1)	87,849	71,552
Series 2005-A8, Class 1A1, 3.763%, 11-25-2035 (1)	1,172,145	952,777
Series 2006-A4, Class 5A1, 3.632%, 06-25-2036 (1)	143,902	105,888
Series 2007-A1, Class 5A6, 3.453%, 07-25-2035 (1)	158,458	147,991
Series 2007-S1, Class 2A22, 5.750%, 03-25-2037	310,855	134,681
Series 2007-S3, Class 1A18, 4.889% (1 Month USD LIBOR + 0.500%), 08-25-2037 (2)	876,995	312,044
Series 2014-1, Class B3, 3.676%, 01-25-2044 (1)(3)	60,209	51,460
Series 2017-4, Class A3, 3.500%, 11-25-2048 (1)(3)	6,900	6,339
Series 2019-INV1, Class A11, 4.994% (1 Month LIBOR USD + 0.950%), 09-25-2049 (2)(3)	18,694	18,365
Series 2020-LTV1, Class A11, 5.044% (1 Month LIBOR USD + 1.000%), 06-25-2050 (2)(3)	23,633	23,288
JP Morgan Mortgage Trust 2014-5
Series 2014-5, 2.787%, 10-25-2029 (1)(3)	237,557	221,471
JP Morgan Mortgage Trust 2014-IVR6
Series 2014-IVR6, 4.716%, 08-25-2044 (1)(3)	32,903	29,142
JP Morgan Mortgage Trust 2018-3
Series 2018-3, 3.500%, 09-25-2048 (1)(3)	494,390	433,006
JP Morgan Mortgage Trust 2019-9
Series 2019-9, 3.500%, 05-25-2050 (1)(3)	121,587	100,674
JP Morgan Mortgage Trust 2020-5
Series 2020-5, 3.584%, 12-25-2050 (1)(3)	414,482	334,458
JP Morgan Mortgage Trust 2021-4
Series 2021-4, 4.171% (SOFR30A + 0.650%), 08-25-2051 (2)(3)	452,210	405,972
JP MORGAN MTG TR 2016-2
Series 2016-2, , 06-25-2046 (1)(2)	22,371	20,589
Lehman Mortgage Trust
Series 2008-4, Class A1, 4.769% (1 Month LIBOR USD + 0.380%), 01-25-2037 (2)	3,671,580	1,110,979
Series 2007-1, Class 2A3, 2.241% (1 Month USD LIBOR + 6.630%), 02-25-2037 (2)	1,501,866	190,363
Series 2007-3, Class 1A3, 4.689% (1 Month USD LIBOR + 0.300%), 04-25-2037 (2)	1,481,855	366,612
Series 2007-6, Class 1A7, 6.000%, 07-25-2037	555,456	493,144
Series 2007-7, Class 1A1, 4.889% (1 Month USD LIBOR + 0.500%), 08-25-2037 (2)	739,755	387,798
Series 2007-10, Class 2A1, 6.500%, 01-25-2038	1,203,433	397,698
Lehman Mortgage Trust 2006-7
Series 2006-7, 2.161% (1 Month LIBOR USD + 6.550%), 11-25-2036 (2)	7,990,398	874,658
Lehman Mortgage Trust 2007-5
Series 2007-5, 5.750%, 06-25-2037	464,657	407,215
Lehman XS Trust
Series 2007-6, Class 1A1, 6.459% (1 Month USD LIBOR + 1.250%), 05-25-2037 (2)	564,702	442,418
MASTR Adjustable Rate Mortgages Trust
Series 2004-4, Class 2A3, 3.604%, 05-25-2034 (1)	215,209	196,990
Series 2005-6, Class 5A1, 2.871%, 07-25-2035 (1)	170,280	145,863
Series 2005-7, Class 3A1, 3.018%, 09-25-2035 (1)	357,008	219,349
Series 2006-2, Class 2A1, 3.956%, 04-25-2036 (1)	59,838	33,377
Series 2006-OA1, Class 1A1, 4.599% (1 Month LIBOR USD + 0.210%), 04-25-2046 (2)	178,732	153,112
MASTR Alternative Loan Trust
Series 2003-4, Class 3A1, 6.000%, 06-25-2033	19,238	19,225
Series 2004-8, Class 1A1, 6.500%, 09-25-2034	29,657	29,353
Series 2005-4, Class 5A1, 6.000%, 05-25-2035	654,076	553,957
MASTR Alternative Loan Trust 2006-3
Series 6.75000, 6.750%, 07-25-2036	1,065,181	390,462
MASTR Alternative Loan Trust 2007-1
Series 6.00000, 6.000%, 10-25-2036	1,004,010	312,708
MASTR Alternative Loans Trust
Series 2003-6, Class 3A3, 6.000%, 09-25-2033	45,498	42,506
Series 2004-12, Class 2A1, 6.500%, 12-25-2034	61,172	58,101
MASTR Asset Securitization Trust 2004-4
Series 2004-4, 5.250%, 12-26-2033	242,424	208,214
MASTR Resecuritization Trust
Series 2008-1, Class A1, 6.000%, 09-27-2037 (1)(3)(a)	273,375	229,635
Mello Mortgage Capital Acceptance 2018-MTG2
Series B1, 4.324%, 10-25-2048 (1)(3)	462,682	398,403
Mello Mortgage Capital Acceptance Trust
Series 2021-INV2, Class A4, 2.500%, 08-25-2051 (1)(3)	46,367	39,689
Merrill Lynch Mortgage Backed Securities Trust
Series 2007-2, Class 1A1, 7.180% (1 Month USD LIBOR + 2.400%), 08-25-2036 (2)	447,311	389,965
Morgan Stanley Mortgage Loan Trust
Series 2004-5AR, Class 2A, 3.432%, 07-25-2034 (1)	32,760	29,768
Series 2004-11AR, Class 1A2A, 4.699% (1 Month LIBOR USD + 0.310%), 01-25-2035 (2)	97,162	86,352
Series 2005-4, Class 4A, 4.731%, 08-25-2035 (1)	37,047	18,611
Series 2005-7, Class 7A6, 5.500%, 11-25-2035	142,560	129,179
Series 2005-9AR, Class 2A, 3.817%, 12-25-2035 (1)	354,913	320,797
Series 2005-10, Class 1A1, 5.089% (1 Month LIBOR USD + 0.700%), 12-25-2035 (2)	311,309	198,189
Series 2005-10, Class 1A5, 5.750%, 12-25-2035	30,580	21,779
Series 2006-3AR, Class 2A3, 3.665%, 03-25-2036 (1)	560,474	378,224
Series 2006-7, Class 3A, 5.137%, 06-25-2036 (1)	107,639	71,064
Series 2007-14AR, Class 3A3, 2.955%, 10-25-2037 (1)	320,547	289,346
Series 2007-10XS, Class A19, 6.000%, 02-25-2047 (1)	549,283	218,164
Morgan Stanley Mortgage Loan Trust 2006-12XS
Series 2006-12XS, 6.512%, 10-25-2036 (4)	4,137,200	986,216
Morgan Stanley ReRemic Trust
Series 2013-R3, Class 6B2, 3.372%, 12-29-2036 (1)(3)	357,671	302,980
MortgageIT Trust
Series 2005-1, Class 2A, 5.370% (1 Month LIBOR USD + 1.250%), 02-25-2035 (2)	67,634	64,124
New Residential Mortgage Loan Trust
Series 2018-1A, Class B3, 5.000%, 12-25-2057 (1)(3)	154,175	142,360
New Residential Mortgage Loan Trust 2019-NQM4
Series 2019-NQM4, 2.644%, 09-25-2059 (1)(3)	221,087	197,140
NMLT 2021-INV1 Trust
Series TR, 1.185%, 05-25-2056 (1)(3)	1,933,594	1,544,814
Nomura Asset Acceptance Corp Alternative Loan Trust Series 2006-WF1
Series A-5, 6.757%, 06-25-2036 (4)	949,287	265,102
Nomura Asset Acceptance Corporation
Series 2005-WF1, Class 1A1, 5.670%, 03-25-2035 (1)	26,649	26,014
Series 2007-1, Class 1A1A, 5.995%, 03-25-2047 (4)	854,896	786,705
Series 2007-2, Class A1B, 6.017%, 04-25-2047 (1)	1,241,550	1,018,996
Onslow Bay Financial LLC
Series 2021-INV2, Class A3, 2.500%, 10-25-2051 (1)(3)	534,888	430,125
PHH Alternative Mortgage Trust Series 2007-2
Series 2007-2, 6.000%, 05-25-2037	270,011	229,170
PHHMC Mortgage Pass Through Certificates
Series 2007-3, Class A3, 4.165%, 06-18-2037 (1)	7,911	7,371
Prime Mortgage Trust
Series 2006-DR1, Class 2A2, 6.000%, 05-25-2035 (3)	493,276	398,955
Series 2005-4, Class 2A9, 5.500%, 10-25-2035	120,507	107,714
Series 2006-1, Class 3A1, 4.739% (1 Month LIBOR USD + 0.350%), 06-25-2036 (2)	1,628,543	1,134,951
PRKCM Trust
Series 2021-AFC2, Class A1, 2.071%, 11-25-2056 (1)(3)	437,230	362,925
RAAC Series
Series 2005-SP1, Class 1A1, 5.000%, 09-25-2034	138,844	125,155
RBSGC Mortgage Pass Through Certificates
Series 2008-A, Class A1, 5.500%, 11-25-2035 (1)(3)	261,044	218,652
RBSSP Resecuritization Trust
Series 2009-12, Class 9A2, 3.203%, 03-26-2036 (1)(3)	390,411	347,917
RBSSP Resecuritization Trust 2009-12
Series 2009-12, 3.457%, 10-26-2035 (1)(3)	642,909	605,436
RCKT Mortgage Trust 2022-1
Series 2022-1, 2.500%, 01-25-2052 (1)(3)(a)	363,033	284,074
Residential Accredit Loans, Inc.
Series 2005-QS5, Class A1, 4.789% (1 Month LIBOR USD + 0.400%), 04-25-2035 (2)	792,710	615,611
Series 2005-QS7, Class A1, 5.500%, 06-25-2035	412,853	337,945
Series 2005-QA9, Class CB11, 3.809%, 08-25-2035 (1)	125,019	106,396
Series 2005-QS13, Class 2A3, 5.750%, 09-25-2035	1,186,095	991,863
Series 2005-QS14, Class 3A3, 6.000%, 09-25-2035	419,863	361,635
Series 2006-QS2, Class 1A17, 4.869% (1 Month LIBOR USD + 0.480%), 02-25-2036 (2)	571,086	416,110
Series 2006-QS2, Class 1A7, 6.000%, 02-25-2036 (a)	280,931	43,264
Series 2006-QS4, Class A8, 8.000% (1 Month USD LIBOR + 5,143.000%), 04-25-2036 (2)	70,885	60,789
Series 2006-QS8, Class A1, 6.000%, 08-25-2036	825,194	643,789
Series 2007-QS1, Class 2A2, 4.749% (1 Month LIBOR USD + 0.360%), 01-25-2037 (2)	674,635	449,498
Series 2007-QS1, Class 1A5, 4.939% (1 Month LIBOR USD + 0.550%), 01-25-2037 (2)	2,842,915	1,972,542
Series 2007-QS8, Class A3, 4.989% (1 Month USD LIBOR + 0.600%), 06-25-2037 (2)	300,368	207,623
Residential Asset Securitization Trust
Series 2005-A15, Class 2A12, 6.000%, 02-25-2036	740,406	332,337
Series 2005-A15, Class 4A1, 6.000%, 02-25-2036	2,286,624	753,991
Series 2006-A2, Class A7, 6.000%, 05-25-2036	858,239	364,942
Series 2006-A7CB, Class 2A5, 4.294% (1 Month USD LIBOR + 0.250%), 07-25-2036 (2)	426,729	77,928
Series 2006-A8, Class 3A8, 5.139% (1 Month LIBOR USD + 0.750%), 08-25-2036 (2)	507,493	206,950
Series 2006-A8, Class 2A2, 6.750%, 08-25-2036	1,360,176	452,036
Series 2006-A10, Class A4, 6.500%, 09-25-2036	524,584	200,391
Series 2006-A10, Class A5, 6.500%, 09-25-2036	981,905	375,087
Series 2007-A3, Class 1A1, 4.839% (1 Month USD LIBOR + 0.450%), 04-25-2037 (2)	2,011,009	777,833
Series 2006-A2, Class A11, 6.000%, 01-25-2046	1,713,205	731,941
Residential Asset Securitization Trust 2007-A2
Series 6.00000, 6.000%, 04-25-2037	1,595,115	915,674
Residential Funding Mtg Sec I
Series 2007-SA3, Class 2A1, 4.545%, 07-25-2037 (1)	518,977	406,788
Series 2007-SA4, Class 3A1, 4.849%, 10-25-2037 (1)	117,256	84,848
Residential Mortgage Loan Trust 2020-2
Series A-1, 1.654%, 05-25-2060 (1)(3)	81,223	76,146
RFMSI Series 2007-S6 Trust
Series 2007-S6, 6.000%, 06-25-2037	1,431,100	1,054,758
Salomon Brothers Mortgage Securities VII
Series 1997-HUD1, Class A4, 3.100%, 12-25-2030 (1)(a)	228,744	139,968
Sequoia Mortgage Trust
Series 2007-3, Class 2BA1, 3.314%, 07-20-2037 (1)	28,817	21,488
Series 2013-5, Class A1, 2.500%, 05-25-2043 (1)(3)	239,678	200,810
Series 2013-9, Class AP, , 07-25-2043 (3)	253,495	178,131
Series 2014-1, Class 2A5, 4.000%, 04-25-2044 (1)(3)	100,972	100,475
Series 2015-3, Class A1, 3.500%, 07-25-2045 (1)(3)	537,470	476,546
Sequoia Mortgage Trust 2018-CH2
Series 2018-CH2, 4.000%, 06-25-2048 (1)(3)	261,489	232,725
Sequoia Mortgage Trust 2018-CH3
Series 2018-CH3, 4.000%, 08-25-2048 (1)(3)	263,589	254,992
Series 2018-CH3, 4.500%, 08-25-2048 (1)(3)	28,267	27,504
Sequoia Mortgage Trust 2020-1
Series 2020-1, 3.500%, 02-25-2050 (1)(3)	43,851	36,221
Starwood Mortgage Residential Trust 2019-INV1
Series A-3, 2.916%, 09-25-2049 (1)(3)	327,722	308,784
Starwood Mortgage Residential Trust 2020-3
Series 2020-3, 1.486%, 04-25-2065 (1)(3)	256,147	234,489
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-17, Class 5A1, 3.778%, 08-25-2035 (1)	514,466	297,725
Series 2005-18, Class 1A1, 3.637%, 09-25-2035 (1)	738,058	539,158
Series 2005-20, Class 1A1, 4.222%, 10-25-2035 (1)	551,072	497,541
Series 2005-23, Class 3A1, 3.694%, 01-25-2036 (1)	97,026	60,533
Series 2007-3, Class 2A1, 3.323%, 04-25-2037 (1)	349,485	316,431
Structured Adjustable Rate Mortgage Loan Trust Series 2007-7
Series 2007-7, 4.989% (1 Month LIBOR USD + 0.600%), 08-25-2037 (2)	41,652	34,527
Structured Asset Mortgage Investments II Trust 2006-AR3
Series FLT, 4.789% (1 Month LIBOR USD + 0.400%), 05-25-2036 (2)	878,638	680,031
Structured Asset Mortgage Investments Inc
Series 2006-AR3, Class 22A1, 3.130%, 05-25-2036 (1)	437,361	237,965
Series 2006-AR5, Class 3A1, 4.809% (1 Month LIBOR USD + 0.420%), 05-25-2036 (2)	2,035,374	814,801
Suntrust Adjustable Rate Mortgage Loan Trust
Series 2007-2, Class 2A1, 2.594%, 04-25-2037 (1)	171,624	102,292
Series 2007-4, Class 2A1, 3.655%, 10-25-2037 (1)	143,290	110,725
TBW Mortgage Backed Pass Through Certificates
Series 2006-3, Class 2A1, 6.500%, 07-25-2036	880,287	336,350
Thornburg Mortgage Securities Trust
Series 2005-1, Class A2, 2.150%, 04-25-2045 (1)	201,917	188,448
TIAA Bank Mortgage Loan Trust
Series 2018-3, Class A13, 4.000%, 11-25-2048 (1)(3)	173,671	161,095
Verus Securitization Trust 2021-1
Series 2021-1, 1.052%, 01-25-2066 (1)(3)	129,256	98,881
Vista Point Securitization Trust 2020-2
Series 2020-2, 1.986%, 04-25-2065 (1)(3)	651,262	553,794
WAMU Mortgage Pass-Through Certificates
Series 2004-S1, Class 1A11, 5.500%, 03-25-2034	30,688	29,149
Series 2004-AR9, Class B1, 3.897%, 08-25-2034 (1)	180,728	159,694
Series 2004-A11, Class A, 4.141%, 10-25-2034 (1)	153,836	138,298
Series 2005-AR5, Class A6, 3.311%, 05-25-2035 (1)(a)	122,097	114,343
Series 2005-AR12, Class 1A4, 3.813%, 10-25-2035 (1)	32,737	29,896
Series 2006-AR2, Class 2A1, 3.222%, 03-25-2036 (1)	98,943	86,072
Series 2006-AR14, Class 2A3, 3.313%, 11-25-2036 (1)	113,202	99,951
Series 2007-HY1, Class 1A1, 2.839%, 02-25-2037 (1)	186,038	158,464
Series 2005-AR2, Class 2A3, 5.089% (1 Month LIBOR USD + 0.700%), 01-25-2045 (2)	66,692	63,850
WaMu Mortgage Pass-Through Certificates Series 2006-AR14 Trust
Series 2006-AR14, 3.329%, 11-25-2036 (1)	148,650	120,220
WaMu Mortgage Pass-Through Certificates Series 2006-AR7 Trust
Series 2006-AR7, 3.096% (12 Month US Treasury Average + 1.048%), 07-25-2046 (2)	132,816	92,307
WaMu Mortgage Pass-Through Certificates Series 2006-AR9 Trust
Series 2006-AR9, 3.096% (12 Month US Treasury Average + 1.048%), 08-25-2046 (2)	229,189	173,766
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2005-1, Class 1A1, 5.500%, 03-25-2035	1,103,933	974,188
Series 2005-7, Class 2CB4, 5.500%, 08-25-2035	560,577	532,972
Series 2006-4, Class 3A3, 5.967%, 05-25-2036 (4)	217,631	187,913
Series 2006-AR10, Class A2B, 4.809% (1 Month USD LIBOR + 0.420%), 12-25-2036 (2)	663,169	88,732
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-5 Trust
Series 2006-5, 6.000%, 06-25-2023	1,636,700	166,943
Wells Fargo Alternative Loan Trust
Series 2007-PA3, Class 1A4, 5.750%, 07-25-2037	302,530	240,802
Series 2007-PA6, Class A1, 4.796%, 12-28-2037 (1)(a)	116,913	99,785
Wells Fargo Mortgage Backed Securities 2007-7 Trust
Series 2007-7, 6.000%, 06-25-2037 (a)	51,205	40,094
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR12, Class 2A1, 4.437%, 09-25-2036 (1)	108,395	101,954
Series 2006-AR14, Class 2A3, 4.511%, 10-25-2036 (1)	75,402	64,831
Series 2018-1, Class A1, 3.500%, 07-25-2047 (1)(3)	30,940	27,135
Series 2021-INV1, Class A2, 2.500%, 08-25-2051 (1)(3)	87,252	70,272
Winwater Mortgage Loan Trust
Series 2015-A, Class A3, 3.500%, 06-20-2045 (1)(3)	255,696	228,880
Yale Mortgage Loan Trust
Series 2007-1, Class A, 4.789% (1 Month USD LIBOR + 0.400%), 06-25-2037 (2)	84,466	27,788

TOTAL MORTGAGE BACKED SECURITIES
(Cost $152,647,480)		129,940,203

MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY ― 2.3%
FannieMae Grantor Trust
Series 2004-T5, Class AB7, 4.516%, 05-28-2035 (1)	387,150	354,160
Series 2004-T5, Class A13, 4.616%, 05-28-2035 (1)	986,085	912,974
Series 2002-T4, Class A3, 7.500%, 12-25-2041	157,622	167,375
Series 2002-T16, Class A4, 4.591%, 05-25-2042 (1)	22,615	21,748
FannieMae Whole Loan
Series 2002-W8, Class A2, 7.000%, 06-25-2042	164,343	172,971
Fannie Mae REMICS
Series 2010-41, 4.500%, 05-25-2025	20,429	20,216
Series 2003-25, 5.000%, 04-25-2033	9,051	8,986
Series 2007-117, 5.089% (1 Month LIBOR USD + 0.700%), 01-25-2038 (2)(a)	16,512	15,538
Series 2012-146, 1.000%, 01-25-2043 (a)	24,524	18,516
Series 2015-87, 4.689% (1 Month LIBOR USD + 0.300%), 12-25-2045 (2)(a)	13,017	12,177
Fannie Mae Trust 2003-W6
Series 2003-W6, 4.366% (1 Month LIBOR USD + 0.350%), 09-25-2042 (2)(a)	24,078	22,152
FHLMC Structured Pass Through Securities
Series T-042, Class A5, 7.500%, 02-25-2042	150,578	154,011
Series T-063, Class 1A1, 2.889% (12 Month US Treasury Average + 1.200%), 02-25-2045 (2)(a)	89,620	79,314
Series T-076, Class 2A, 2.016%, 10-25-2037 (1)(a)	253,407	232,882
Freddie Mac
Series 4076, Class QB, 1.750%, 11-15-2041	133,151	125,651
Series 5020, Class HA, 1.000%, 08-25-2050	969,586	746,283
Freddie Mac REMICS
Series 2629, 5.000%, 06-15-2023	13,027	12,991
Series 2661, 5.620% (1 Month LIBOR USD + 1.500%), 08-15-2033 (2)(a)	14,897	14,462
Series 3202, 4.668% (1 Month LIBOR USD + 0.350%), 08-15-2036 (2)(a)	14,058	13,213
Series 3378, 4.898% (1 Month LIBOR USD + 0.580%), 06-15-2037 (2)(a)	11,130	10,491
Series 3760, 1.500%, 09-15-2040	1,473,556	1,428,228
Series 4265, 4.718% (1 Month LIBOR USD + 0.400%), 01-15-2035 (2)(a)	13,284	12,535
Series 4582, 3.750%, 03-15-2052 (4)	27,760	27,653
Series 4993, 1.500%, 07-25-2050 (a)	68,902	33,504
Series 5068, 1.000%, 11-25-2050	476,229	358,681
Freddie Mac Structured Pass-Through Certificates
Series T0041, 4.783%, 07-25-2032 (1)(a)	14,517	13,101
Freddie Mac Whole Loan Securities Trust
Series 2017-SC02, Class 2A, 3.500%, 05-25-2047	28,315	26,495
Government National Mortgage Association
Series 2016-H03, Class FB, 4.492% (1 Month USD LIBOR + 0.650%), 01-20-2066 (2)	50,049	49,501
Series 2011-43, Class ZQ, 5.500%, 01-16-2033	482,932	481,734
Series 2016-51, Class BO, , 04-20-2046	157,530	112,364
Series 2019-043, Class SQ, 1.697% (1 Month LIBOR USD + 6.050%), 04-20-2049 (2)	3,239,618	171,407
Series 2022-179, 2.500%, 09-20-2051	1,536,653	194,692
		6,026,006

TOTAL MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY
(Cost $6,239,256)		6,026,006

MORTGAGE SECURED NOTE ― 0.3%
KORTH DIRECT MORTGAGE
Series B, 12.500%, 01-25-2027 (3)(a)	800,000	792,000

TOTAL MORTGAGE SECURED NOTE
(Cost $800,000)		792,000

MONEY MARKET FUNDS ― 2.5%
First American Government Obligations Fund - 4.076% (3)(b)(1)	6,307,808	6,307,808

TOTAL MONEY MARKET FUNDS
(Cost $6,307,808)		6,307,808

U.S. TREASURY BILLS ― 14.9%
0%, 1-26-2023	13,000,000	12,967,770
0%, 2-28-2023	5,000,000	4,966,658
0%, 3-16-2023	10,000,000	9,917,070
0%, 3-2-2023	5,000,000	4,965,853
0%, 4-20-2023	5,000,000	4,934,812

TOTAL U.S. TREASURY BILLS
(Cost $37,780,439)		37,752,163

TOTAL SHORT TERM INVESTMENTS
(Cost $44,088,247)		44,059,971

TOTAL INVESTMENTS ― 98.4%
(Cost $287,713,253)		249,970,818
Other Assets in Excess of Liabilities ― 1.6%		4,069,722
TOTAL NET ASSETS ― 100.0%		$254,040,540

(1) Variable Rate Security. The Coupon is based on an underlying pool of loans and represents the rate in effect as of December 31, 2022.
(2) Floating Rate Security based on a reference index and spread. The rate reported is the rate in effect as of December 31, 2022.
(3) Restricted security deemed liquid. The total market value of these securities was $48,162,602 (18.96% of total net assets) as of December 31, 2022.
(4) Step-up bond. The interest rate will step up if the issuer does not redeem the bond by an expected redemption date. The interest rate shown is the rate in effect as of December 31, 2022.
(a) Value determined using unobservable inputs.
(b) The rate quoted is the annualized seven-day effective yield as of December 31, 2022.

The accompanying notes are an integral part of these financial statements.

Valuation of Investments (Unaudited)

Portfolio securities are valued using current market values or official closing prices, if available. When reliable market quotations are not readily available or a pricing service does not provide a valuation (or provides a valuation that in the judgment of the Adviser does not represent the security’s fair value) or when, in the judgment of the Adviser, events have rendered the market value unreliable, a security is fair valued in good faith by the Adviser under procedures approved by the Board. Valuing securities at fair value is intended to ensure that the Fund is accurately priced and involves reliance on judgment. There can be no assurance that the Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

The Regan Total Return Income Fund (“The Fund”) follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of the Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Significant unobservable inputs, including the Fund’s own assumptions in determining fair value of investments.

Equity Securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as
Level 1 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at NAV. These investments are categorized as Level 1 of the fair value hierarchy.

Debt securities, including corporate, convertible, U.S. government agencies, U.S. treasury obligations, and sovereign issues, are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risk/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal. These securities are normally valued by independent pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.

U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Agency issued debt securities are generally valued in a manner similar to U.S. Government securities.  Mortgage pass-throughs include to-be announced (“TBAs”) securities and mortgage pass-through certificates. TBA securities and mortgage pass-throughs are generally valued using dealer quotations.

The independent pricing service does not distinguish between smaller-sized bond positions, known as “odd lots”, and larger institutional-sized bond positions, known as “round lots”. The Adviser reviews pricing from the independent pricing service relative to odd lot acquisitions. If the vendor price is more than 3% greater than the acquisition price of the odd lot, cost is initially used to value the position. The Adviser monitors market levels and the vendor pricing daily, and will employ the vendor’s price when the Adviser believes it represents fair value, or if additional purchases of a security result in a round lot position. The Adviser also monitors current market levels for odd lot positions and updates fair valuations if material differences are observed.

Generally, the Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Fund’s Adviser with oversight by the Valuation Designee pursuant to procedures approved by or under the direction of the Board. Pursuant to those procedures, the Adviser considers, among other things: (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; (3) price quotations from an approved pricing service; and (4) other factors as necessary to determine a fair value under certain circumstances.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as December 31, 2022:

Regan Total Return Income Fund

Description	Level 1	Level 2	Level 3	Total
Assets
Asset Backed Securities	$-	$68,910,213	$242,425	$69,152,638
Mortgage Backed Securities – Agency	-	5,548,121	$477,885	$6,026,006
Mortgage Backed Securities – Non-Agency	-	127,515,032	$2,425,171	$129,940,203
Mortgage Secured Note	-	-	$792,000	$792,000
Short Term Investments	6,307,808	37,752,163	$-	$44,059,971
Total	$6,307,808	$239,725,529	$3,937,481	$249,970,818

Please refer to the Schedule of Investments for further classification.

The independent pricing service does not distinguish between smaller-sized bond positions, known as “odd lots”, and larger institutional-sized bond positions, known as “round lots”. The Adviser reviews pricing from the independent pricing service relative to odd lot acquisitions. If the vendor price is more than 3% greater than the acquisition price of the odd lot, cost is initially used to value the position. The Adviser monitors market levels and the vendor pricing daily, and will employ the vendor’s price when the Adviser believes it represents fair value, or if additional purchases of a security result in a round lot position. The Adviser also monitors current market levels for odd lot positions and updates fair valuations if material differences are observed.

Odd lot securities valued at cost are classified as level 2 when acquired within 30 days of the reporting date; odd lot positions acquired more than 30 days prior to the reporting date and valued at cost are classified as level 3.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset Backed Securities	Mortgage Backed Securities – Agency	Mortgage Backed Securities – Non-Agency	Mortgage Secured Note
Balance at September 30, 2022	$268,142	$306,095	$3,800,804	$800,000
Purchased	-	182,528	1,315,666	-
Accrued Discounts/Premiums	287	2,388	44,998	-
Sale/Paydown Proceeds	(26,839)	(6,179)	(519,392)	-
Realized Gain (Loss)	1,114	415	28,368	-
Change in Unrealized Appreciation (Depreciation)	(281)	(7,361)	(98,282)	(8,000)
Corporate Actions	-	-	(9,238)
Transfers from Level 3(1)	-	-	(2,146,991)	-
Balance at December 31, 2022	$242,425	$477,885	$2,425,171	$792,000

(1)
Transfers from Level 3 to Level 2 relate to securities that began the period valued at cost, but became valued by a third party pricing service during the period.  The Adviser believes that the value from the pricing service represents the fair value of each security for which the transfer occurred.

The change in unrealized appreciation/(depreciation) for Level 3 securities still held at December 31, 2022 was $16,066.

The following is a summary of quantitative information about level 3 valued measurements:

Regan Total Return Income Fund	Value at December 31, 2022	Valuation Technique(s)

Asset Backed Securities	$242,425	Acquisition Cost
Mortgage Backed Securities – Agency	$477,885	Acquisition Cost
Mortgage Backed Securities – Non-Agency	$2,425,171	Acquisition Cost
Mortgage Secured Note	$792,000	Broker Quotation

The Fund invests in distressed debt securities, which are securities that are priced below $50. In accordance with GAAP, the ultimate realizable value and potential for early retirement of securities is considered when determining the yield. If current values of debt securities decline significantly from the issue price, computed yields may be higher than rates expected to be ultimately realized. To avoid unsound yield information being presented in the Fund’s financial statements, consideration is given to capping yields of individual securities at a reasonable level. The Fund’s Adviser performs a periodic assessment of the yields for these distressed securities and adjustments are made to the income and cost of these securities on the Fund’s financial statements.